SIGNIFICANT ACCOUNTING POLICIES - Summary of Changes in Warranty Provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at the beginning of the year	$ 330	$ 60
Warranty provision	361	620
Warranty claims settled	(106)	(350)
Balance at the end of the year	$ 585	$ 330